GARTMORE MUTUAL FUNDS

                         Nationwide  S&P 500 Index Fund
                         Nationwide  Mid Cap Index Fund
                        Nationwide  Small Cap Index Fund
                      Nationwide  International Index Fund
                           Nationwide  Bond Index Fund

                  Prospectus Supplement dated January 23, 2004
                        to Prospectus dated March 1, 2003
                 (as previously supplemented December 30, 2003)

The disclosure with respect to the reduction of sales charges on Class A shares found on page 30 of the above-referenced prospectus is deleted and replaced with the following:

FRONT-END  SALES  CHARGES
CLASS  A  SALES  CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS  A  SHARES



                             SALES  CHARGE
                                 AS  A
                            PERCENTAGE  OF            DEALER
                      --------------------------    COMMISSION
                                     AMOUNT            AS A
                      OFFERING      INVESTED       PERCENTAGE OF
AMOUNT OF PURCHASE      Price    (APPROXIMATELY)  OFFERING PRICE
--------------------  ---------  ---------------  ---------------
Less than $50,000. .     5.75%            6.10%             5.00%
--------------------  ---------  ---------------  ---------------
50,000 to $99,999 .      4.75             4.99              4.00
--------------------  ---------  ---------------  ---------------
100,000 to $249,999      3.50             3.63              3.00
--------------------  ---------  ---------------  ---------------
250,000 to $499,999      2.50             2.56              2.00
--------------------  ---------  ---------------  ---------------
500,000 to $999,999      2.00             2.04              1.75
--------------------  ---------  ---------------  ---------------
1 million or more .      None             None              None
--------------------  ---------  ---------------  ---------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.